Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 364,973	$ 313,844	$ 306,513
Provision for credit losses		75,000	88,846
Written-off	(75,000)		(88,846)
Foreign currency translation adjustments	(8,279)	(23,871)	7,331
Ending balance	$ 281,694	$ 364,973	$ 313,844